Leases - Lease expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Lessor, Lease, Description [Line Items]
Lease expense	$ 21,115	$ 25,612	$ 43,457	$ 53,344
Drybulk Vessel Operations [Member]
Lessor, Lease, Description [Line Items]
Lease expense	19,252	24,155	39,850	49,771
Logistic Business [Member]
Lessor, Lease, Description [Line Items]
Lease expense	1,863	1,457	3,607	3,573
Chartered In Vessels [Member]
Lessor, Lease, Description [Line Items]
Lease expense	20,882	25,325	43,018	52,759
Chartered In Vessels [Member] | Drybulk Vessel Operations [Member]
Lessor, Lease, Description [Line Items]
Lease expense	19,252	24,155	39,850	49,771
Chartered In Vessels [Member] | Logistic Business [Member]
Lessor, Lease, Description [Line Items]
Lease expense	1,630	1,170	3,168	2,988
Land [Member]
Lessor, Lease, Description [Line Items]
Lease expense	142	143	282	282
Land [Member] | Logistic Business [Member]
Lessor, Lease, Description [Line Items]
Lease expense	142	143	282	282
Building [Member]
Lessor, Lease, Description [Line Items]
Lease expense	91	144	157	303
Building [Member] | Logistic Business [Member]
Lessor, Lease, Description [Line Items]
Lease expense	$ 91	$ 144	$ 157	$ 303